Note 15 Hedged items in fair value hedges (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		€ (62,205)	€ (65,374)	[1]	€ (60,421)
Debt securities at fair value through other comprehensive income	[2]	60,963	64,150	[1],[3],[4]	59,074
Financial assets at amortised cost		(451,732)	(414,421)	[5]	(372,676)
Debt Securities at amortized cost	[6]	(49,462)	(36,639)	[5],[7],[8]	(34,781)
Financial liabilities at amortised cost		(557,589)	(529,172)	[5],[9]	(487,893)
Debt instruments issued		68,707	55,429	[5],[9]	€ 55,763	€ 61,780
Carrying amount [member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		(11,308)	(13,667)
Debt securities at fair value through other comprehensive income		11,308	13,667
Loans and advances at fair value through Other Comprehensive Income		0	0
Financial assets at amortised cost		(3,248)	(4,838)
Debt Securities at amortized cost		(2,304)	(4,164)
Loans and advances at amortized cost		(944)	(675)
Financial liabilities at amortised cost		(47,180)	(34,898)
Debt instruments issued		37,916	33,447
Deposits at amortized cost		(9,263)	(1,451)
Carrying amount [member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		11,308	13,601
Debt Securities at amortized cost		(2,304)	(4,164)
Loans and advances at amortized cost		(944)	(672)
Debt instruments issued		37,915	33,447
Deposits at amortized cost		(9,258)	(1,446)
Carrying amount [member] | Foreign exchange and gold [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		0	0
Loans and advances at fair value through Other Comprehensive Income		0	0
Debt Securities at amortized cost		0	0
Loans and advances at amortized cost		0	(3)
Debt instruments issued		1	0
Deposits at amortized cost		(5)	(5)
Carrying amount [member] | Other [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		0	66
Loans and advances at fair value through Other Comprehensive Income		0	0
Hedge adjustments included in the carrying amount of assets and liabilities [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		(652)	(1,024)
Debt securities at fair value through other comprehensive income		652	1,024
Loans and advances at fair value through Other Comprehensive Income		0	0
Financial assets at amortised cost		(114)	(485)
Debt Securities at amortized cost		(119)	(397)
Loans and advances at amortized cost		(5)	(88)
Financial liabilities at amortised cost		(509)	(1,299)
Debt instruments issued		600	1,372
Deposits at amortized cost		(91)	73
Hedge adjustments included in the carrying amount of assets and liabilities [Member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		652	1,024
Debt Securities at amortized cost		(119)	(397)
Loans and advances at amortized cost		(5)	(88)
Debt instruments issued		600	1,372
Deposits at amortized cost		(91)	(73)
Hedge adjustments included in the carrying amount of assets and liabilities [Member] | Foreign exchange and gold [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		0	0
Loans and advances at fair value through Other Comprehensive Income		0	0
Debt Securities at amortized cost		0	0
Loans and advances at amortized cost		0	0
Debt instruments issued		0	0
Deposits at amortized cost		0	0
Hedge adjustments included in the carrying amount of assets and liabilities [Member] | Other [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		0	0
Loans and advances at fair value through Other Comprehensive Income		0	0
Remaining adjustments for discontinued micro hedges including hedges of net positions [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	[10]	(172)	(2)
Debt securities at fair value through other comprehensive income		172	2
Financial assets at amortised cost	[10]	(685)	(13)
Debt Securities at amortized cost		(685)	(13)
Financial liabilities at amortised cost	[10]	0	0
Remaining adjustments for discontinued micro hedges including hedges of net positions [Member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		172	2
Debt Securities at amortized cost		(685)	(13)
Hedged items in portfolio hedge of interest rate risk [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		(936)	(1,179)
Debt Securities at amortized cost		0	0
Loans and advances at amortized cost		(936)	(1,179)
Financial liabilities at amortised cost		0	0
Hedged items in portfolio hedge of interest rate risk [Member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt Securities at amortized cost		0	0
Loans and advances at amortized cost		(936)	(1,179)
Recognized inefectiveness in profit or loss [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		(5)	(45)
Financial assets at amortised cost		(14)	0
Financial liabilities at amortised cost		€ (20)	€ (5)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Notes 1.3 and 2.3 and Appendix X). During financial years 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[6]
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Notes 1.3, 2.3 and Appendix X). During 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.

[7]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[8]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[9]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[10]	(1) The balance of discontinued hedges is not significant.